Related Party Balances and Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions
Schedule of related party transactions

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$247,552	$98,609	$450,484	$301,770
Research and development expenses paid to companies controlled by officers included in general and administrative	$7,083	$8,828	$28,238	$26,948

	2024	2023
Key management, directors, and officers of the Company Salaries paid to related directors and officers included in general and administrative	$371,541	$357,501
Stock-based compensation	$304,460	$250,276
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$442,110	$467,534
Research and development expenses paid to companies controlled by officers included in general and administrative	$42,212	$45,131
Accounts payable due to related parties	$9,010	$9,847